Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of carrying amounts and fair values of financial instruments either recorded or disclosed on a recurring basis

The table below summarizes the carrying amounts and fair values of the Company’s financial instruments either recorded or disclosed on a recurring basis (in thousands):

	June 30, 2026(1)		December 31, 2025(1)
	Carrying Value	Fair Value(2)	Carrying Value	Fair Value(2)
Mortgage debt	$—	$—	$102,688	$100,658
(1)	During the six months ended June 30, 2026 and year ended December 31, 2025, there were no material transfers of financial assets or liabilities within the fair value hierarchy.
(2)

Level 2: Mortgage debt is classified as Level 2 in the fair value hierarchy. The fair value of mortgage debt is based on standardized pricing models in which significant inputs or value drivers are observable in active markets.

The table below summarizes the carrying amounts and fair values of the Company’s financial instruments either recorded or disclosed on a recurring basis (in thousands):

	December 31, 2025(1)		December 31, 2024(1)
	Carrying Value	Fair Value(2)	Carrying Value	Fair Value(2)
Mortgage debt	$102,688	$100,658	$106,247	$100,181
(1)	During the years ended December 31, 2025 and 2024, there were no material transfers of financial assets or liabilities within the fair value hierarchy.
(2)

Level 2: Mortgage debt is classified as Level 2 in the fair value hierarchy. The fair value of mortgage debt is based on standardized pricing models in which significant inputs or value drivers are observable in active markets.